REDEEMABLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2013
REDEEMABLE PREFERRED STOCK [Text Block]
7.	REDEEMABLE PREFERRED STOCK

On November 15, 2011, the Company created one series of the 100,000,000 preferred shares it is authorized to issue, consisting of 25,000,000 shares, to be designated as Class A Preferred Shares. The principal terms of the Class A Preferred Shares are as follows:

Voting rights – The Class A Preferred Shares have voting rights (one vote per share) equal to those of the Company’s common stock.

Dividend rights – The Class A Preferred Shares carry a cumulative cash dividend of 10% per annum. The accrued dividends payable are classified as interest expense in the statements of operations.

Conversion rights – The holders of the Class A Preferred Shares have the right to convert the Class A Preferred Shares, from time to time, at the option of the holder, into one common share until July 31, 2015 at the following conversion prices:

	i)	$0.60 per Common Share if converted at any time up to and including July 31, 2012;

	ii)	$1.00 per Common Share if converted at any time between August 1, 2012 and July 31, 2013; and

	iii)	$1.50 per Common Share if converted at any time between August 1, 2013 and July 31, 2015.

Redemption rights – At any time, the holders of the Class A Preferred Shares may elect to have the Company redeem the Class A Preferred Shares for an amount equal to $1.00 per share. At any time, the Company may redeem the Class A Preferred Shares for an amount equal to $1.00 per share.

The Company has classified the Class A Preferred Shares as liability because they are redeemable beyond the control of the issuer.

During the year ended December 31, 2011, the Company completed a private placement with a company owned by the Company's President and Chief Executive Officer, consisting of the issuance of 1,000,000 Class A Preferred Shares at a price of $1.00 per Class A Share for gross proceeds of $1,000,000, and converted the principal amount of a debenture and accrued interest thereon to the related party, into an aggregate of 1,027,945 Class A Preferred Shares, at a conversion price of $1.00 per Class A Preferred Share. As at December 31, 2013, the holder of the Class A Preferred Shares had agreed to not exercise the retractable rights, to have the Company redeem the Class A Preferred Shares, for the next 2 years.